Concentration and Risks - Schedule of Other Receivables from Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Other receivables	¥ 23,944	¥ 112,320	$ 3,439
Xiaomi Inc | Other Receivables | Credit Risk
Concentration Risk [Line Items]
Other receivables	¥ 23,944	¥ 112,320
Concentration risk, percentage	100.00%	100.00%